Income Tax - Schedule of Reconciles Statutory Rate to Effective Tax Rate (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Reconciles Statutory Rate to Effective Tax Rate [Abstract]
Hong Kong statutory income tax rate	16.50%	16.50%	16.50%	16.50%	16.50%
– Non-taxable income	56.77%	2.45%	0.26%	(0.30%)	(3.96%)
– Non-deductible expenses	(39.32%)	(11.76%)	(17.90%)	7.31%	9.41%
– Temporary difference not recognized			(0.09%)	0.34%	0.69%
– Tax reduction				(0.02%)	(0.04%)
– Income tax at concessionary rate			0.41%	(0.35%)	(0.67%)
– Tax losses not recognized	(33.88%)	(6.59%)	(0.52%)
– Under (Over) provision for prior years			8.32%	(0.43%)	0.55%
– Others	(0.07%)	(0.60%)	(0.05%)		(0.53%)
Effective tax rate	0.00%	0.00%	6.93%	23.05%	21.95%